Net Loss Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Net Loss Per Share

12. NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net loss attributable to ordinary shareholders	(177,872)	(311,782)	(192,927)
Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net loss per share	502,801,926	458,636,327	401,923,200
Basic and diluted loss per share	(0.35)	(0.68)	(0.48)

For the years ended December 31, 2022, 2023 and 2024, the following shares outstanding were excluded from the calculation of diluted net loss per ordinary share, as their inclusion would have been anti-dilutive for the periods prescribed.

	Year ended December 31,
	2022	2023	2024
Shares issuable upon exercise of share options	38,654,688	36,121,292	40,820,828
Shares issuable upon vesting of restricted shares	8,315,206	3,391,172	795,940